Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended	34 Months Ended	51 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
LHA Market State™ Tactical Beta ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LHA Market State™ Tactical Beta ETF NAV
Average Annual Return, Percent	18.37%			9.00%
LHA Market State™ Tactical Q ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LHA Market State™ Tactical Q ETF NAV
Average Annual Return, Percent	19.54%		11.69%
LHA Risk-Managed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LHA Risk-Managed Income ETF NAV
Average Annual Return, Percent	7.04%	7.19%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%			16.02%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	25.88%		19.56%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	2.87%